GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained earnings accumulated deficit	$ 2,123,966	$ 1,179,028
Net Income (Loss) Attributable to Parent	$ 944,938	$ 1,179,028